S000064846 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	(0.20%)
Performance Inception Date			Sep. 25, 2019
Bloomberg U.S. High Yield Very Liquid Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.66%	3.61%	3.92%
Performance Inception Date			Sep. 25, 2019
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	2.79%	3.12%
Performance Inception Date			Sep. 25, 2019
Nuveen ESG High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.99%	2.41%	2.71%
Performance Inception Date			Sep. 25, 2019
Nuveen ESG High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	(0.03%)	0.27%
Performance Inception Date			Sep. 25, 2019
Nuveen ESG High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	0.76%	0.99%
Performance Inception Date			Sep. 25, 2019